Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 59.7%
Security	Shares	Value
Aerospace & Defense — 0.9%
Safran S.A.	14,253	$ 2,049,517
		$ 2,049,517
Air Freight & Logistics — 0.6%
GXO Logistics, Inc.(1)	27,738	$ 1,451,530
		$ 1,451,530
Automobiles — 0.6%
Stellantis NV	47,652	$ 749,137
Tesla, Inc.(1)	3,650	632,253
		$ 1,381,390
Banks — 3.3%
Banco Santander S.A.	572,916	$ 2,002,307
Citigroup, Inc.	19,891	1,038,708
HDFC Bank, Ltd.	65,884	1,298,366
HSBC Holdings PLC	120,224	885,852
ING Groep NV	21,302	308,459
M&T Bank Corp.	5,932	925,392
U.S. Bancorp	24,624	1,226,275
		$ 7,685,359
Beverages — 2.0%
Coca-Cola Co. (The)	49,086	$ 3,009,953
Diageo PLC	39,573	1,730,372
		$ 4,740,325
Biotechnology — 0.5%
CSL, Ltd.	5,787	$ 1,221,927
		$ 1,221,927
Building Products — 0.7%
Assa Abloy AB, Class B	41,989	$ 989,104
Daikin Industries, Ltd.	3,097	537,932
		$ 1,527,036
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	3,693	$ 186,755
State Street Corp.	26,629	2,432,027
Stifel Financial Corp.	10,745	724,320
		$ 3,343,102
Security	Shares	Value
Chemicals — 0.3%
Sika AG	2,412	$ 685,362
		$ 685,362
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	5,245	$ 1,633,922
		$ 1,633,922
Electric Utilities — 1.9%
Enel SpA	185,409	$ 1,091,710
Iberdrola S.A.	145,952	1,712,275
NextEra Energy, Inc.	20,455	1,526,557
		$ 4,330,542
Electrical Equipment — 1.6%
AMETEK, Inc.	12,139	$ 1,759,184
Schneider Electric SE	11,379	1,845,851
		$ 3,605,035
Electronic Equipment, Instruments & Components — 2.7%
CDW Corp.	12,122	$ 2,376,276
Halma PLC	37,153	989,162
Keyence Corp.	1,870	860,890
Keysight Technologies, Inc.(1)	4,813	863,211
Riverbed Technology, Inc.(1)(2)	3,977	1,999
TE Connectivity, Ltd.	9,419	1,197,626
		$ 6,289,164
Entertainment — 1.2%
Walt Disney Co. (The)(1)	25,796	$ 2,798,608
		$ 2,798,608
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	2,955	$ 660,117
Healthpeak Properties, Inc.	19,485	535,448
		$ 1,195,565
Food Products — 2.5%
Mondelez International, Inc., Class A	34,904	$ 2,284,118
Nestle S.A.	28,076	3,425,526
		$ 5,709,644
Gas Utilities — 0.2%
Snam SpA	106,762	$ 543,795
		$ 543,795

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 2.4%
Alcon, Inc.	9,732	$ 734,362
Boston Scientific Corp.(1)	45,211	2,091,009
Intuitive Surgical, Inc.(1)	5,640	1,385,691
Siemens Healthineers AG(3)	10,172	545,511
Straumann Holding AG	5,907	773,445
		$ 5,530,018
Health Care Providers & Services — 0.9%
Elevance Health, Inc.	4,127	$ 2,063,459
		$ 2,063,459
Hotels, Restaurants & Leisure — 1.5%
Compass Group PLC	108,745	$ 2,597,701
InterContinental Hotels Group PLC	12,895	895,217
		$ 3,492,918
Industrial Conglomerates — 0.9%
Siemens AG	12,872	$ 2,010,674
		$ 2,010,674
Insurance — 2.1%
AIA Group, Ltd.	112,085	$ 1,267,417
Allstate Corp. (The)	3,512	451,187
Assurant, Inc.	3,346	443,646
Aviva PLC	72,807	410,620
AXA S.A.	35,341	1,102,605
RenaissanceRe Holdings, Ltd.	5,720	1,119,347
		$ 4,794,822
Interactive Media & Services — 1.8%
Alphabet, Inc., Class C(1)	40,945	$ 4,089,177
		$ 4,089,177
Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(1)	29,256	$ 3,017,171
		$ 3,017,171
IT Services — 1.8%
Amadeus IT Group S.A.(1)	15,592	$ 982,357
Fidelity National Information Services, Inc.	17,996	1,350,420
Visa, Inc., Class A	7,546	1,737,165
		$ 4,069,942
Security	Shares	Value
Leisure Products — 0.5%
Yamaha Corp.	28,006	$ 1,088,987
		$ 1,088,987
Life Sciences Tools & Services — 0.6%
Danaher Corp.	2,894	$ 765,116
Lonza Group AG	961	548,194
		$ 1,313,310
Machinery — 0.7%
Ingersoll Rand, Inc.	23,257	$ 1,302,392
Kone Oyj, Class B	6,163	335,641
		$ 1,638,033
Metals & Mining — 0.7%
Anglo American PLC	11,350	$ 489,530
Rio Tinto, Ltd.	13,256	1,189,557
		$ 1,679,087
Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	2,734	$ 410,592
		$ 410,592
Multi-Utilities — 0.2%
CMS Energy Corp.	8,069	$ 509,880
		$ 509,880
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	13,558	$ 2,359,363
EOG Resources, Inc.	30,347	4,013,391
Phillips 66	2,171	217,686
		$ 6,590,440
Personal Products — 0.3%
Kose Corp.	6,007	$ 662,770
		$ 662,770
Pharmaceuticals — 5.9%
AstraZeneca PLC	11,541	$ 1,512,015
Eli Lilly & Co.	10,732	3,693,418
Novo Nordisk A/S, Class B	24,134	3,339,899
Roche Holding AG PC	5,541	1,729,736
Sanofi	18,821	1,843,035
Zoetis, Inc.	9,931	1,643,481
		$ 13,761,584

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 1.6%
Recruit Holdings Co., Ltd.	26,791	$ 861,605
RELX PLC	52,649	1,564,144
SGS S.A.	141	342,791
Verisk Analytics, Inc.	5,699	1,036,021
		$ 3,804,561
Semiconductors & Semiconductor Equipment — 3.1%
ASML Holding NV	4,097	$ 2,710,770
Infineon Technologies AG	42,053	1,514,348
Micron Technology, Inc.	23,468	1,415,120
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,765	1,647,349
		$ 7,287,587
Software — 3.9%
Adobe, Inc.(1)	4,647	$ 1,720,970
Dassault Systemes SE	16,512	614,096
Intuit, Inc.	2,870	1,213,063
Microsoft Corp.	22,225	5,507,577
		$ 9,055,706
Specialty Retail — 1.8%
Lowe's Cos., Inc.	8,931	$ 1,859,881
TJX Cos., Inc. (The)	27,633	2,262,037
		$ 4,121,918
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	23,576	$ 3,401,781
		$ 3,401,781
Textiles, Apparel & Luxury Goods — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	1,625	$ 1,418,585
		$ 1,418,585
Tobacco — 0.2%
Imperial Brands PLC	20,947	$ 525,481
		$ 525,481
Trading Companies & Distributors — 0.8%
Ashtead Group PLC	14,097	$ 928,552
IMCD NV	6,455	1,023,323
		$ 1,951,875
Total Common Stocks (identified cost $92,331,523)		$138,482,181

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$ 240,258
		$ 240,258
Transportation — 0.0%(4)
CryoPort, Inc., 0.75%, 12/1/26(3)	$135	$ 105,813
		$ 105,813
Total Convertible Bonds (identified cost $384,233)		$ 346,071

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Series B, 6.00%	3,268	$ 164,577
		$ 164,577
Software — 0.0%(4)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(2)	2,480	$ 1,252
		$ 1,252
Total Convertible Preferred Stocks (identified cost $244,405)		$ 165,829

Corporate Bonds — 36.1%
Security	Principal Amount (000's omitted)*	Value
Aerospace & Defense — 0.9%
Moog, Inc., 4.25%, 12/15/27(3)	170	$ 157,885
Rolls-Royce PLC, 5.75%, 10/15/27(3)	492	479,114
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	54	45,469
9.375%, 11/30/29(3)	133	144,707
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	198,386
TransDigm, Inc.:
4.625%, 1/15/29	185	167,162
5.50%, 11/15/27	106	101,346
6.25%, 3/15/26(3)	419	419,326

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Aerospace & Defense (continued)
TransDigm, Inc.: (continued)
7.50%, 3/15/27		327	$ 329,976
			$ 2,043,371
Airlines — 0.7%
Air Canada, 3.875%, 8/15/26(3)		101	$ 93,562
Air France-KLM:
7.25%, 5/31/26(5)	EUR	300	328,347
8.125%, 5/31/28(5)	EUR	300	323,142
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(3)		314	308,178
5.75%, 4/20/29(3)		144	139,477
Deutsche Lufthansa AG, 2.875%, 2/11/25(5)	EUR	200	209,099
United Airlines, Inc., 4.625%, 4/15/29(3)		193	176,339
			$ 1,578,144
Auto Components — 0.5%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(5)	EUR	578	$ 601,557
8.50%, 5/15/27(3)		194	193,497
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(3)(6)		200	175,252
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		54	40,174
TI Automotive Finance PLC, 3.75%, 4/15/29(5)	EUR	200	169,052
Wheel Pros, Inc., 6.50%, 5/15/29(3)		213	86,213
			$ 1,265,745
Automobiles — 0.6%
Ford Motor Co.:
3.25%, 2/12/32		364	$ 289,364
4.75%, 1/15/43		197	154,004
9.625%, 4/22/30		26	30,634
Ford Motor Credit Co., LLC:
3.37%, 11/17/23		200	195,490
4.125%, 8/17/27		555	512,704
5.125%, 6/16/25		200	196,779
			$ 1,378,975
Automotives — 0.2%
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		281	$ 247,908
5.25%, 7/15/31		185	156,561
			$ 404,469
Security	Principal Amount (000's omitted)*		Value
Banks — 1.8%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(3)(7)(8)		200	$ 198,078
Bank of America Corp., Series TT, 6.125% to 4/27/27(7)(8)		89	89,312
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(8)		200	213,094
Barclays PLC, 8.00% to 3/15/29(7)(8)		200	201,330
BNP Paribas S.A., 7.75% to 8/16/29(3)(7)(8)		200	207,500
Citigroup, Inc., Series W, 4.00% to 12/10/25(7)(8)		51	47,310
Credit Suisse Group AG, 9.75% to 6/23/27(3)(7)(8)		200	194,500
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(7)(8)		220	199,100
HSBC Holdings PLC, 4.60% to 12/17/30(7)(8)		200	170,050
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(8)		125	123,400
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(7)(8)		251	229,351
Series S, 6.75% to 2/1/24(7)(8)		215	217,302
Lloyds Banking Group PLC, 7.50% to 9/27/25(7)(8)		200	198,550
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(7)(8)		100	100,280
Societe Generale S.A., 5.375% to 11/18/30(3)(7)(8)		200	172,486
SVB Financial Group:
4.10% to 2/15/31(7)(8)		311	232,472
Series C, 4.00% to 5/15/26(7)(8)		58	46,508
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)		200	212,750
Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(8)		77	74,998
UBS Group AG, 4.375% to 2/10/31(3)(7)(8)		200	164,480
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(8)		200	194,662
Vivion Investments S.a.r.l., 3.00%, 8/8/24(5)	EUR	200	183,913
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(7)(8)		167	154,058
Zions Bancorp NA, 5.80% to 6/15/23(7)(8)		268	264,397
			$ 4,089,881
Biotechnology — 0.5%
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(5)	EUR	925	$ 859,021
4.75%, 10/15/28(3)		280	243,883
			$ 1,102,904
Building Products — 1.3%
Builders FirstSource, Inc.:
4.25%, 2/1/32(3)		204	$ 175,812
5.00%, 3/1/30(3)		90	84,046
HT Troplast GmbH, 9.25%, 7/15/25(5)	EUR	650	686,862

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Building Products (continued)
KB Home:
4.00%, 6/15/31		11	$ 9,185
4.80%, 11/15/29		71	63,794
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	400	379,013
4.375%, 7/15/30(3)		275	235,392
5.00%, 2/15/27(3)		78	74,017
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(3)		196	190,340
Victoria PLC, 3.625%, 8/24/26(5)	EUR	806	715,934
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)		346	319,710
			$ 2,934,105
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(8)		150	$ 143,886
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(7)(8)		259	238,966
			$ 382,852
Casino & Gaming — 0.1%
Cinemark USA, Inc.:
5.875%, 3/15/26(3)		67	$ 60,258
8.75%, 5/1/25(3)		48	48,939
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		250	233,670
			$ 342,867
Chemicals — 0.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(3)		139	$ 119,259
Avient Corp., 7.125%, 8/1/30(3)		102	102,890
Diamond BC B.V., 4.625%, 10/1/29(3)		157	132,268
Herens Holdco S.a.r.l., 4.75%, 5/15/28(3)		201	163,849
NOVA Chemicals Corp.:
4.25%, 5/15/29(3)		203	174,336
4.875%, 6/1/24(3)		56	55,228
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(3)		172	156,422
Valvoline, Inc.:
3.625%, 6/15/31(3)		128	107,871
4.25%, 2/15/30(3)		224	220,508
			$ 1,232,631
Commercial Services & Supplies — 1.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)		266	$ 247,892
APi Group DE, Inc., 4.75%, 10/15/29(3)		55	49,120
Security	Principal Amount (000's omitted)*		Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.:
4.875%, 7/15/27(3)		101	$ 97,569
5.125%, 7/15/29(3)		61	58,642
6.375%, 2/1/31(3)		38	38,754
EC Finance PLC, 3.00%, 10/15/26(5)	EUR	274	271,629
Gartner, Inc.:
3.75%, 10/1/30(3)		187	165,981
4.50%, 7/1/28(3)		151	143,638
GFL Environmental, Inc.:
3.50%, 9/1/28(3)		265	236,669
3.75%, 8/1/25(3)		130	123,698
4.75%, 6/15/29(3)		343	310,036
HealthEquity, Inc., 4.50%, 10/1/29(3)		153	137,172
Hertz Corp. (The):
4.625%, 12/1/26(3)		29	25,846
5.00%, 12/1/29(3)		230	188,315
Korn Ferry, 4.625%, 12/15/27(3)		233	219,264
Madison IAQ, LLC, 5.875%, 6/30/29(3)		323	256,756
Metis Merger Sub, LLC, 6.50%, 5/15/29(3)		243	207,433
MoneyGram International, Inc., 5.375%, 8/1/26(3)		249	253,495
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)		206	185,284
Paprec Holding S.A., 3.50%, 7/1/28(5)	EUR	352	333,127
PROG Holdings, Inc., 6.00%, 11/15/29(3)		139	117,985
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		235	155,147
Tervita Corp., 11.00%, 12/1/25(3)		123	133,424
			$ 3,956,876
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(3)		263	$ 223,421
			$ 223,421
Construction Materials — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(3)		454	$ 415,085
			$ 415,085
Consumer Finance — 0.3%
CPUK Finance, Ltd., 4.875%, 2/28/47(5)	GBP	278	$ 327,385
PRA Group, Inc.:
5.00%, 10/1/29(3)		37	31,816
7.375%, 9/1/25(3)		261	259,160
			$ 618,361

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(5)	EUR	400	$ 339,739
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(3)		312	259,453
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(5)	EUR	479	438,866
LABL, Inc., 5.875%, 11/1/28(3)		66	59,771
Schoeller Packaging BV, 6.375%, 11/1/24(5)	EUR	450	337,560
Sealed Air Corp., 6.125%, 2/1/28(3)		78	78,772
Verallia S.A., 1.875%, 11/10/31(5)	EUR	100	87,504
			$ 1,601,665
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		74	$ 64,552
5.50%, 6/1/28(3)		180	170,671
			$ 235,223
Distributors — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)		451	$ 423,214
Parts Europe S.A., 6.342%, (3 mo. EURIBOR + 4.00%), 7/20/27(5)(9)	EUR	350	379,551
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		315	281,497
5.50%, 10/15/27(3)		169	162,875
			$ 1,247,137
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)		750	$ 741,236
			$ 741,236
Diversified Financial Services — 1.9%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(3)		145	$ 149,794
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(3)		485	467,538
9.75%, 7/15/27(3)		203	194,134
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		270	222,919
Alpha Holding S.A. de CV, 9.00%, 2/10/25(3)(10)		189	2,828
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(7)(8)		250	220,312
Bread Financial Holdings, Inc., 4.75%, 12/15/24(3)		194	176,332
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(3)		65	58,574
Encore Capital Group, Inc.:
5.375%, 2/15/26(5)	GBP	180	201,663
Security	Principal Amount (000's omitted)*		Value
Diversified Financial Services (continued)
Encore Capital Group, Inc.: (continued)
6.538%, (3 mo. EURIBOR + 4.25%), 1/15/28(5)(9)	EUR	300	$ 316,206
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		99	97,792
6.375%, 12/15/25		120	119,099
Intrum AB, 9.25%, 3/15/28(5)	EUR	125	140,480
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(3)		305	272,700
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(3)		343	286,815
Louvre Bidco S.A.S., 6.50%, 9/30/24(5)	EUR	310	329,265
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(3)		160	153,243
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(3)		156	139,291
3.625%, 3/1/29(3)		202	170,684
4.00%, 10/15/33(3)		30	23,831
Sherwood Financing PLC, 6.00%, 11/15/26(5)	GBP	420	418,898
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(3)		348	307,441
			$ 4,469,839
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.25%, 7/1/28(3)		324	$ 257,180
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(5)	EUR	650	649,242
			$ 906,422
Electric Utilities — 1.5%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(7)(8)		93	$ 83,700
Electricite de France SA, 7.50% to 9/6/28, 12/31/29(5)(7)(8)	EUR	200	223,283
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		435	406,529
FirstEnergy Corp.:
2.65%, 3/1/30		53	45,352
Series B, 4.40%, 7/15/27		257	245,923
Imola Merger Corp., 4.75%, 5/15/29(3)		370	322,433
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(3)		9	8,426
4.50%, 9/15/27(3)		205	193,210
NRG Energy, Inc.:
3.375%, 2/15/29(3)		106	87,763
3.625%, 2/15/31(3)		177	140,458
3.875%, 2/15/32(3)		195	152,074
5.25%, 6/15/29(3)		122	110,256
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		199	182,840

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Electric Utilities (continued)
Sempra Energy, 4.125% to 1/1/27, 4/1/52(8)		167	$ 146,433
Southern California Edison Co., Series E, 8.639%, (3 mo. USD LIBOR + 4.199%)(7)(9)		101	100,243
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(8)		120	104,742
Series B, 4.00% to 10/15/25, 1/15/51(8)		56	53,415
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		237	222,917
TransAlta Corp., 7.75%, 11/15/29		166	170,905
Vistra Operations Co., LLC:
4.375%, 5/1/29(3)		173	152,382
5.00%, 7/31/27(3)		232	218,658
			$ 3,371,942
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 5.00%, 12/15/29(3)		138	$ 125,530
Sensata Technologies B.V., 5.00%, 10/1/25(3)		57	56,443
WESCO Distribution, Inc., 7.25%, 6/15/28(3)		153	156,948
			$ 338,921
Entertainment — 1.0%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(3)		417	$ 415,811
7.00%, 2/15/30(3)(11)		100	101,875
8.125%, 7/1/27(3)		56	56,901
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(3)		233	221,081
Cinemark USA, Inc., 5.25%, 7/15/28(3)		206	169,105
Jacobs Entertainment, Inc., 6.75%, 2/15/29(3)		278	258,960
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(5)(6)	EUR	564	569,040
Lottomatica SpA, 6.25%, 7/15/25(5)	EUR	200	216,143
Scientific Games International, Inc., 7.00%, 5/15/28(3)		216	214,131
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(3)		65	58,834
			$ 2,281,881
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(3)		307	$ 269,965
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(3)		250	224,140
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(3)		200	177,754
			$ 671,859
Security	Principal Amount (000's omitted)*		Value
Food Products — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(3)		138	$ 127,126
5.875%, 2/15/28(3)		181	177,128
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(3)		213	209,238
Darling Ingredients, Inc., 6.00%, 6/15/30(3)		110	109,589
Kraft Heinz Foods Co.:
4.375%, 6/1/46		44	38,486
5.50%, 6/1/50		34	34,739
Land O' Lakes, Inc., 8.00%(3)(7)		235	222,348
Nomad Foods Bondco PLC, 2.50%, 6/24/28(5)	EUR	571	533,120
Pilgrim's Pride Corp., 3.50%, 3/1/32(3)		316	257,891
			$ 1,709,665
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(7)(8)		280	$ 273,016
			$ 273,016
Health Care Equipment & Supplies — 1.4%
Centene Corp.:
3.375%, 2/15/30		135	$ 118,889
4.625%, 12/15/29		140	133,181
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		399	389,750
LifePoint Health, Inc., 5.375%, 1/15/29(3)		170	113,767
Medline Borrower, L.P., 5.25%, 10/1/29(3)		531	445,353
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(3)		101	87,667
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		245	211,022
3.875%, 5/15/32(3)		189	158,725
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)		190	166,899
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,137
4.625%, 9/1/24		49	48,305
4.875%, 1/1/26		290	282,786
5.125%, 11/1/27		138	132,978
6.125%, 10/1/28		289	270,562
6.875%, 11/15/31		133	122,730
US Acute Care Solutions, LLC, 6.375%, 3/1/26(3)		400	362,420
Varex Imaging Corp., 7.875%, 10/15/27(3)		179	178,277
			$ 3,238,448
Health Care Providers & Services — 0.2%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(3)		164	$ 135,717

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Health Care Providers & Services (continued)
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(3)		173	$ 151,629
ModivCare, Inc., 5.875%, 11/15/25(3)		235	227,450
			$ 514,796
Healthcare-Products — 0.1%
Avantor Funding, Inc., 3.875%, 7/15/28(5)	EUR	150	$ 151,374
			$ 151,374
Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(3)		286	$ 261,826
4.375%, 1/15/28(3)		182	167,708
5.75%, 4/15/25(3)		66	65,983
Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	84,736
MGM Resorts International, 4.75%, 10/15/28		184	167,075
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		399	340,503
			$ 1,087,831
Household Products — 0.1%
Spectrum Brands, Inc., 5.50%, 7/15/30(3)		56	$ 50,924
Tempur Sealy International, Inc., 3.875%, 10/15/31(3)		332	273,955
			$ 324,879
Housewares — 0.1%
ProGroup AG, 3.00%, 3/31/26(5)	EUR	163	$ 166,464
			$ 166,464
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(8)		113	$ 95,624
Calpine Corp.:
5.125%, 3/15/28(3)		273	247,518
5.25%, 6/1/26(3)		50	48,421
NRG Energy, Inc., 5.75%, 1/15/28		210	201,493
			$ 593,056
Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)		162	$ 154,644
Gatwick Airport Finance PLC, 4.375%, 4/7/26(5)	GBP	245	280,715
Paprec Holding S.A., 4.00%, 3/31/25(5)	EUR	115	122,131
			$ 557,490
Security	Principal Amount (000's omitted)*		Value
Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)		431	$ 403,795
BroadStreet Partners, Inc., 5.875%, 4/15/29(3)		27	23,888
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(3)(8)		187	186,286
Galaxy Finco, Ltd., 9.25%, 7/31/27(5)	GBP	525	545,305
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(3)		169	171,821
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(8)		216	185,164
Lincoln National Corp., 9.25% to 12/1/27(7)(8)		38	42,085
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(8)		60	56,054
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(7)(8)		222	219,225
			$ 1,833,623
Internet & Direct Marketing Retail — 0.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)		82	$ 68,990
6.125%, 12/1/28(3)		143	120,639
Match Group Holdings II, LLC, 3.625%, 10/1/31(3)		273	219,436
			$ 409,065
Leisure Products — 0.7%
Life Time, Inc.:
5.75%, 1/15/26(3)		199	$ 191,506
8.00%, 4/15/26(3)		278	270,355
Lindblad Expeditions, LLC, 6.75%, 2/15/27(3)		154	151,218
NCL Corp., Ltd.:
3.625%, 12/15/24(3)		43	40,423
5.875%, 3/15/26(3)		106	91,821
5.875%, 2/15/27(3)		67	62,385
7.75%, 2/15/29(3)		56	48,228
NCL Finance, Ltd., 6.125%, 3/15/28(3)		136	110,705
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(3)		201	213,562
Sabre GLBL, Inc.:
9.25%, 4/15/25(3)		205	210,601
11.25%, 12/15/27(3)		124	131,517
Viking Cruises, Ltd., 7.00%, 2/15/29(3)		104	90,616
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(3)		66	56,510
			$ 1,669,447
Life Sciences Tools & Services — 0.1%
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(3)		245	$ 227,617
			$ 227,617

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(3)		140	$ 146,282
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(5)	EUR	381	364,297
			$ 510,579
Media — 2.0%
Altice France S.A., 8.125%, 2/1/27(3)		458	$ 429,934
Audacy Capital Corp., 6.75%, 3/31/29(3)		261	44,733
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(3)		308	198,275
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		338	281,976
4.50%, 8/15/30(3)		343	293,479
4.75%, 3/1/30(3)		322	281,750
4.75%, 2/1/32(3)		139	118,345
5.375%, 6/1/29(3)		110	101,873
6.375%, 9/1/29(3)		253	244,435
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(3)		52	44,330
CMG Media Corp., 8.875%, 12/15/27(3)		178	139,127
CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	146,626
DISH Network Corp., 11.75%, 11/15/27(3)		160	166,498
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(3)		205	180,653
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		84	73,928
8.00%, 8/1/29(3)		365	313,537
National CineMedia, LLC:
5.75%, 8/15/26		189	7,137
5.875%, 4/15/28(3)		245	68,910
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)		54	46,441
6.25%, 6/15/25(3)		137	137,958
Sirius XM Radio, Inc.:
3.125%, 9/1/26(3)		125	112,693
3.875%, 9/1/31(3)		126	104,029
5.00%, 8/1/27(3)		218	206,588
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(5)	EUR	129	114,683
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(5)	EUR	400	393,548
Townsquare Media, Inc., 6.875%, 2/1/26(3)		141	132,129
Univision Communications, Inc., 7.375%, 6/30/30(3)		142	139,439
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	100	103,707
			$ 4,626,761
Metals & Mining — 1.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$ 596,167
Security	Principal Amount (000's omitted)*		Value
Metals & Mining (continued)
Arconic Corp., 6.125%, 2/15/28(3)		101	$ 97,171
BWX Technologies, Inc.:
4.125%, 6/30/28(3)		159	143,662
4.125%, 4/15/29(3)		118	105,744
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		225	212,957
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(3)		460	468,064
Eldorado Gold Corp., 6.25%, 9/1/29(3)		251	230,346
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	259,781
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		204	188,215
6.125%, 4/1/29(3)		96	88,769
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)		819	780,290
New Gold, Inc., 7.50%, 7/15/27(3)		377	350,399
Novelis Corp., 3.25%, 11/15/26(3)		89	80,693
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(5)	EUR	200	190,128
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(3)		253	228,287
TMS International Corp., 6.25%, 4/15/29(3)		196	148,356
			$ 4,169,029
Oil and Gas — 0.0%(4)
Petroleos Mexicanos, 6.50%, 3/13/27		100	$ 94,532
			$ 94,532
Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(3)		555	$ 552,969
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(3)		173	158,654
CVR Energy, Inc., 5.75%, 2/15/28(3)		439	402,273
EnLink Midstream Partners, L.P., Series C, 8.879%, (3 mo. USD LIBOR + 4.11%)(7)(9)		145	122,014
EQT Corp.:
5.00%, 1/15/29		53	51,434
6.125%, 2/1/25		69	69,756
7.00%, 2/1/30		102	108,627
Nabors Industries, Ltd.:
7.50%, 1/15/28(3)		118	112,658
9.00%, 2/1/25(3)		151	154,043
Neptune Energy Bondco PLC, 6.625%, 5/15/25(3)		200	197,739
Occidental Petroleum Corp., 6.625%, 9/1/30		254	269,953
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(7)		862	862
Parkland Corp.:
4.50%, 10/1/29(3)		110	94,507
4.625%, 5/1/30(3)		202	173,897

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating, LLC:
5.875%, 7/1/29(3)		260	$ 244,043
7.75%, 2/15/26(3)		190	190,181
Plains All American Pipeline, L.P., Series B, 8.716%, (3 mo. USD LIBOR + 4.11%)(7)(9)		97	88,755
Precision Drilling Corp.:
6.875%, 1/15/29(3)		152	146,585
7.125%, 1/15/26(3)		99	98,165
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(3)		245	231,831
8.875%, 11/15/24(3)		71	71,271
Southwestern Energy Co., 4.75%, 2/1/32		194	171,255
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		209	189,370
4.50%, 4/30/30		226	201,632
Tap Rock Resources, LLC, 7.00%, 10/1/26(3)		292	276,815
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		169	147,795
4.875%, 2/1/31		37	34,630
5.50%, 3/1/30		36	35,171
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)		158	158,189
Transocean, Inc., 8.75%, 2/15/30(3)		88	90,849
Wintershall Dea Finance 2 BV, 2.499% to 4/20/26(5)(7)(8)	EUR	500	471,228
			$ 5,317,151
Pharmaceuticals — 0.9%
AdaptHealth, LLC:
4.625%, 8/1/29(3)		65	$ 56,638
5.125%, 3/1/30(3)		78	69,516
6.125%, 8/1/28(3)		310	294,186
BellRing Brands, Inc., 7.00%, 3/15/30(3)		336	333,958
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(3)(10)		200	171,000
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(3)(10)		247	194,167
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(3)		217	203,848
Option Care Health, Inc., 4.375%, 10/31/29(3)		140	121,124
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(3)		253	206,336
Perrigo Finance Unlimited Co., 4.40%, 6/15/30		400	351,524
			$ 2,002,297
Security	Principal Amount (000's omitted)*		Value
Pipelines — 1.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(3)		102	$ 99,068
7.875%, 5/15/26(3)		109	111,992
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		233	209,274
Cheniere Energy, Inc., 4.625%, 10/15/28		239	227,864
DT Midstream, Inc., 4.125%, 6/15/29(3)		172	151,211
Energy Transfer, L.P.:
5.00%, 5/15/50		136	118,915
Series B, 6.625% to 2/15/28(7)(8)		147	123,323
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(3)		364	319,730
6.00%, 7/1/25(3)		43	42,381
6.50%, 7/1/27(3)		116	114,056
7.50%, 6/1/30(3)		126	126,004
Kinetik Holdings, L.P., 5.875%, 6/15/30(3)		237	225,466
New Fortress Energy, Inc., 6.50%, 9/30/26(3)		382	352,021
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(3)		146	130,156
Western Midstream Operating, L.P.:
4.30%, 2/1/30		207	189,877
4.50%, 3/1/28		27	25,545
4.75%, 8/15/28		24	22,645
			$ 2,589,528
Real Estate Investment Trusts (REITs) — 0.6%
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(3)		151	$ 115,614
6.00%, 4/15/25(3)		127	124,275
Heimstaden Bostad AB, 3.00% to 10/29/27(5)(7)(8)	EUR	415	282,819
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(3)		27	24,980
4.125%, 8/15/30(3)		198	177,370
4.25%, 12/1/26(3)		300	283,512
4.50%, 9/1/26(3)		100	95,437
4.625%, 12/1/29(3)		66	61,547
5.625%, 5/1/24(3)		200	199,827
			$ 1,365,381
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(3)		258	$ 235,753
			$ 235,753
Software — 0.5%
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)		306	$ 253,912
Black Knight InfoServ, LLC, 3.625%, 9/1/28(3)		152	135,280

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Software (continued)
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)		137	$ 120,734
Fair Isaac Corp., 4.00%, 6/15/28(3)		165	153,412
Open Text Corp., 3.875%, 2/15/28(3)		37	32,200
Open Text Holdings, Inc., 4.125%, 2/15/30(3)		37	31,205
Playtika Holding Corp., 4.25%, 3/15/29(3)		303	251,981
SS&C Technologies, Inc., 5.50%, 9/30/27(3)		296	285,027
			$ 1,263,751
Specialty Retail — 2.2%
Arko Corp., 5.125%, 11/15/29(3)		271	$ 215,273
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(3)		27	23,860
4.75%, 3/1/30		228	199,721
5.00%, 2/15/32(3)		28	24,184
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)		108	105,678
6.75%, 7/1/36		80	72,456
6.95%, 3/1/33		168	150,472
7.60%, 7/15/37		75	65,776
9.375%, 7/1/25(3)		31	33,214
Dave & Buster's, Inc., 7.625%, 11/1/25(3)		457	465,020
Dufry One BV, 3.375%, 4/15/28(5)	EUR	479	453,048
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(3)(11)		161	158,656
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(3)		100	88,388
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)		203	178,797
IRB Holding Corp., 7.00%, 6/15/25(3)		98	98,465
Ken Garff Automotive, LLC, 4.875%, 9/15/28(3)		155	133,932
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(3)		257	212,484
Lithia Motors, Inc., 3.875%, 6/1/29(3)		86	73,194
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(5)(6)	EUR	285	282,107
Patrick Industries, Inc., 7.50%, 10/15/27(3)		30	29,729
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(3)		250	231,607
7.75%, 2/15/29(3)		264	259,833
Punch Finance PLC, 6.125%, 6/30/26(5)	GBP	340	368,072
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)		172	143,173
4.875%, 11/15/31(3)		143	114,400
SRS Distribution, Inc., 6.00%, 12/1/29(3)		141	120,647
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(3)		135	117,634
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(3)		254	224,827
Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
Victoria's Secret & Co., 4.625%, 7/15/29(3)		261	$ 217,199
Yum! Brands, Inc., 3.625%, 3/15/31		340	290,327
			$ 5,152,173
Technology Hardware, Storage & Peripherals — 0.7%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(5)	EUR	305	$ 314,439
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(3)		410	371,356
4.00%, 7/1/29(3)		97	87,041
NCR Corp.:
5.125%, 4/15/29(3)		69	60,195
5.25%, 10/1/30(3)		104	90,050
Presidio Holdings, Inc., 8.25%, 2/1/28(3)		158	152,141
Science Applications International Corp., 4.875%, 4/1/28(3)		260	244,062
Seagate HDD Cayman:
4.091%, 6/1/29		52	46,150
9.625%, 12/1/32(3)		248	281,621
			$ 1,647,055
Telecommunications — 1.4%
Altice France Holding S.A., 10.50%, 5/15/27(3)		200	$ 172,081
Ciena Corp., 4.00%, 1/31/30(3)		117	102,529
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)		421	403,099
Sprint Capital Corp., 6.875%, 11/15/28		305	326,701
Sprint, LLC, 7.875%, 9/15/23		375	380,990
Telecom Italia SpA:
2.75%, 4/15/25(5)	EUR	140	142,879
4.00%, 4/11/24(5)	EUR	200	213,984
6.875%, 2/15/28(5)	EUR	100	108,987
Telefonica Europe BV, 7.125% to 8/23/28(5)(7)(8)	EUR	200	227,555
T-Mobile USA, Inc.:
2.25%, 2/15/26		132	122,529
2.625%, 2/15/29		165	144,455
2.875%, 2/15/31		99	84,751
4.75%, 2/1/28		170	168,588
Viasat, Inc., 5.625%, 4/15/27(3)		61	56,973
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(5)(8)	EUR	220	217,226
4.875% to 7/3/25, 10/3/78(5)(8)	GBP	215	254,844
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(5)	EUR	259	236,777
			$ 3,364,948

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)	249	$ 225,262
Seaspan Corp., 5.50%, 8/1/29(3)	213	162,142
		$ 387,404
Wireless Telecommunication Services — 0.2%
Iliad Holding SASU, 6.50%, 10/15/26(3)	258	$ 244,646
Sprint, LLC, 7.625%, 3/1/26	157	166,254
		$ 410,900
Total Corporate Bonds (identified cost $93,249,762)		$ 83,729,825

Preferred Stocks — 1.1%
Security	Shares	Value
Banks — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(8)	669	$ 67,366
JPMorgan Chase & Co., Series LL, 4.625%	4,150	89,183
		$ 156,549
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 109,720
KKR Group Finance Co. IX, LLC, 4.625%	7,175	141,850
Stifel Financial Corp., Series D, 4.50%	4,600	88,458
		$ 340,028
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$ 124,390
SCE Trust III, Series H, 5.75% to 3/15/24(8)	4,892	109,336
SCE Trust IV, Series J, 5.375% to 9/15/25(8)	1,911	38,411
SCE Trust V, Series K, 5.45% to 3/15/26(8)	3,551	78,939
SCE Trust VI, 5.00%	357	7,419
		$ 358,495
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	4,730	$ 118,439
		$ 118,439
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(8)	6,466	$ 166,241
Arch Capital Group, Ltd., Series G, 4.55%	7,143	142,788
		$ 309,029
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(9)	11,260	$ 261,682
		$ 261,682
Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(8)	3,000	$ 71,550
Series E, 7.60% to 5/15/24(8)	4,970	119,280
		$ 190,830
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	6,429	$ 117,265
Series A2, 6.375%	8,191	162,755
		$ 280,020
Telecommunications — 0.1%
United States Cellular Corp., 5.50%	11,360	$ 210,728
		$ 210,728
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	12,788	$ 347,834
		$ 347,834
Total Preferred Stocks (identified cost $2,930,013)		$ 2,573,634

Senior Floating-Rate Loans — 1.0%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
Air Canada, Term Loan, 8.13%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$203	$ 203,538
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	384	400,752
		$ 604,290
Health Care — 0.0%(4)
Pluto Acquisition I, Inc., Term Loan, 8.735%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$190	$ 138,322
		$ 138,322

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$246	$ 246,251
		$ 246,251
Hotels, Restaurants & Leisure — 0.1%
Spectacle Gary Holdings, LLC, Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$201	$ 196,874
		$ 196,874
IT Services — 0.1%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.48%, (3 mo. USD LIBOR + 1.50%), 6.23% cash, 7.25% PIK, 2/28/25	$235	$ 241,956
		$ 241,956
Leisure Products — 0.1%
Peloton Interactive, Inc.Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$139	$ 138,725
		$ 138,725
Software — 0.0%(4)
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$0(13)	$ 54
Riverbed Technology, Inc., Term Loan, 12.54%, (3 mo. USD LIBOR + 8.00%), 10.54% cash, 2.00% PIK, 12/7/26	136	59,936
		$ 59,990
Specialty Retail — 0.2%
Michaels Companies, Inc., Term Loan,4/15/28(14)	$70	$ 64,278
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28	381	379,098
		$ 443,376
Trading Companies & Distributors — 0.1%
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$295	$ 234,495
		$ 234,495
Total Senior Floating-Rate Loans (identified cost $2,442,905)		$ 2,304,279

Miscellaneous — 0.0%(4)
Security	Principal Amount	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(15)	$400,000	$ 0
		$ 0
Transportation — 0.0%(4)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 4,930
Hertz Corp., Escrow Certificates(1)	167,000	5,010
Hertz Corp., Escrow Certificates(1)	110,000	3,300
		$ 13,240
Total Miscellaneous (identified cost $53,031)		$ 13,240

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(16)	2,559,972	$ 2,559,972
Total Short-Term Investments (identified cost $2,559,972)		$ 2,559,972
Total Investments — 99.2% (identified cost $194,195,844)		$230,175,031
Other Assets, Less Liabilities — 0.8%		$ 1,940,939
Net Assets — 100.0%		$232,115,970
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $52,115,736 or 22.5% of the Portfolio's net assets.
(4)	Amount is less than 0.05%.

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $17,316,194 or 7.5% of the Portfolio's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	When-issued security.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Principal amount is less than $500.
(14)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(15)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.4%	$139,131,370
United Kingdom	7.9	18,075,995
France	5.4	12,336,712
Switzerland	4.4	10,103,463
Netherlands	2.9	6,706,568
Spain	2.8	6,449,085
Germany	2.4	5,498,338
Canada	1.9	4,442,502
Japan	1.7	4,012,184
Australia	1.5	3,567,421
Denmark	1.5	3,339,899
Italy	1.4	3,190,896
Luxembourg	1.1	2,472,103
Supranational	0.8	1,778,636
Taiwan	0.7	1,647,349
Bermuda	0.7	1,500,273
Hong Kong	0.6	1,429,559
Sweden	0.6	1,412,403
India	0.6	1,298,366
Ireland	0.2	428,246
Cayman Islands	0.2	418,620
Finland	0.1	335,641
United Arab Emirates	0.1	303,102
Mexico	0.1	295,438
Brazil	0.0(1)	862
Total Investments	100.0%	$230,175,031
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,559,972, which represents 1.1% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,319,217	$12,385,290	$(11,144,535)	$ —	$ —	$2,559,972	$13,571	2,559,972
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 6,887,785	$ —	$ —	$ 6,887,785
Consumer Discretionary	8,181,934	6,749,627	—	14,931,561
Consumer Staples	5,294,071	6,344,149	—	11,638,220
Energy	6,590,440	—	—	6,590,440
Financials	10,181,579	7,275,626	—	17,457,205
Health Care	11,642,174	12,248,124	—	23,890,298
Industrials	5,549,127	12,489,134	—	18,038,261
Information Technology	22,430,558	7,673,622	—	30,104,180
Materials	—	2,364,449	—	2,364,449
Real Estate	1,195,565	—	—	1,195,565
Utilities	2,036,437	3,347,780	—	5,384,217
Total Common Stocks	$79,989,670	$58,492,511**	$ —	$138,482,181
Convertible Bonds	$ —	$ 346,071	$ —	$ 346,071
Convertible Preferred Stocks	164,577	1,252	—	165,829
Corporate Bonds	—	83,729,825	—	83,729,825
Preferred Stocks:
Communication Services	210,728	—	—	210,728
Energy	452,512	—	—	452,512

Global Income Builder Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Financials	$ 738,240	$ 67,366	$ —	$ 805,606
Industrials	347,834	—	—	347,834
Real Estate	398,459	—	—	398,459
Utilities	358,495	—	—	358,495
Total Preferred Stocks	$ 2,506,268	$ 67,366	$ —	$ 2,573,634
Senior Floating-Rate Loans	$ —	$ 2,304,279	$ —	$ 2,304,279
Miscellaneous	—	13,240	0	13,240
Short-Term Investments	2,559,972	—	—	2,559,972
Total Investments	$85,220,487	$144,954,544	$0	$230,175,031
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.